Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net loss	$ (6,988,314)	$ (9,640,348)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	702,633	585,701
Share-based compensation	584,094	593,806
Gain on investments in marketable securities, net	(192,134)	(315,977)
Gain on non-marketable investment	(1,635,939)	(1,147,199)
Loss (gain) on investments in derivatives, net	101,233	(310,195)
Changes in fair value of warrant liabilities		866,300
Realized gain on use of digital currencies		(12,334)
Utilization of digital currencies		94,852
Gain on extinguishment of convertible debts		(1,198,490)
Loss on disposal of property, plant and equipment	62,705
Impairment loss of property, plant and equipment	330,445
Settlement of service fee by tokens	12,000
Operating lease cost	288,057
Interest income	(643)	(61,791)
Interest expense and accretion of convertible debts	140,879	3,735,027
Accretion of finance lease liabilities	3,990	5,309
Changes in operating assets and liabilities:
Accounts receivable	(1,153)	(5,540)
Inventories	(133)	(3,269)
Other receivables and prepayments	(332,750)	(386,069)
Long-term deposits	(11,584)	55,429
Due from brokers	156,671	709,834
Amounts due from related parties	50,962	169,051
Amounts due to related parties	2,852	(29,905)
Accounts payable and accrued expenses	(29,382)	(1,039,201)
Operating lease liabilities	(270,434)
Net cash used in operating activities	(7,025,945)	(7,335,009)
Cash flows from investing activities
Disbursement of a loan to a third party		(1,400,000)
Repayment of a loan from a third party		828,025
Purchases of intangible assets		(10,743)
Purchases of property, plant and equipment	(53,555)	(686,798)
Proceeds from sale of marketable securities	952,196	790,950
Purchase of digital currencies		(200,000)
Net cash provided by (used in) investing activities	898,641	(678,566)
Cash flows from financing activities
Payment for settlement of convertible debts		(13,600,000)
Payment of finance lease obligations	(26,924)	(26,922)
Loan from a related party	500,000
Repayment of loan from related parties	(4,529,778)
Proceeds from issuance of Class A Ordinary Shares and warrants, net of placement agent and other fees	9,229,995
Payments for issuance costs	(215,668)
Net cash provided by (used in) financing activities	4,957,625	(13,626,922)
Net decrease in cash and restricted cash	(1,169,679)	(21,640,497)
Cash and restricted cash- Beginning of period	5,293,173	26,107,238
Cash and restricted cash - End of period	4,123,494	4,466,741
Supplemental disclosures of cash flow information
Interest paid	73,220	557,333
Income taxes paid
Reconciliation of cash and restricted cash
Cash	4,019,324	4,466,741
Restricted cash	104,170
Total cash and restricted cash shown on the condensed consolidated statements of cash flows	$ 4,123,494	$ 4,466,741